FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                  811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:       PRINCIPLED EQUITY
                                                        MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                 20 WILLIAM STREET
                                                        WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                  CHRISTOPHER Y. WILLIAMS
                                                        114 ANN LEE RD.
                                                        HARVARD, MA 01451

REGISTRANT'S TELEPHONE NUMBER:                          (978) 772-0052


DATE OF REPORTING PERIOD:                               SEPTEMBER 29, 2006

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)


                                                                   Value
  Quantity                                                        (Note 1)

COMMON STOCK -97.22%
             Advertising Industry -- 0.44%
    1,300    Monster Worldwide, Inc............................ $     47,047
    1,200    Omnicom Group.....................................      112,320
                                                                ------------
                                                                     159,367
                                                                ------------

             Aerospace/Defense Industry -- 0.03%
      200    Rockwell Automation Inc. .........................       11,620
                                                                ------------

             Air Transport Industry -- 0.20%
    2,200    Gateway, Incorporated.............................        4,158
    4,050    Southwest Airlines Company........................       67,473
                                                                ------------
                                                                      71,631
                                                                ------------

             Auto Parts (OEM) Industry -- 0.20%
      700    Arvinmeritor......................................        9,968
      600    Superior Industries International.................       10,074
    1,300    Synovus Financial Corporation.....................       38,181
    1,800    Visteon Corp......................................       14,670
                                                                ------------
                                                                      72,893
                                                                ------------

             Auto Parts (Replacement) Industry -- 2.01%
   16,850    Genuine Parts Company.............................      726,741
                                                                ------------

             Bank Industry -- 11.57%
    5,100    BB&T Corporation..................................      223,278
   30,906    Bank of America Corporation.......................    1,655,634
    3,000    Bank of New York Company Incorporated.............      105,780
      900    Capital One Financial.............................       70,794

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)
             Bank Industry (Continued)
      600    Keycorp...........................................       22,464
    1,100    M & T Bank Corp. .................................      131,956
    1,100    PNC Financial Services Group......................       79,684
      900    State Street Corp.................................       56,160
    1,500    Suntrust Banks....................................      115,920
    8,200    Wachovia Corporation(New).........................      457,560
    6,104    Washington Mutual Incorporated....................      265,341
   23,400    Wells Fargo and Company...........................      846,612
                                                                ------------
                                                                   4,190,127
                                                                ------------

             Bank (Midwest) Industry -- 2.39%
    1,100    Comerica Incorporated.............................       62,612
    2,700    Fifth Third Bankcorp..............................      102,816
    5,400    Mellon Financial Group............................      211,140
    3,700    National City Corporation.........................      135,420
    1,100    Northern Trust....................................       64,273
    8,728    US Bankcorp (New).................................      289,944
                                                                ------------
                                                                     866,205
                                                                ------------

             Beverage (Soft Drink) Industry -- 0.14%
    2,500    Coca Cola Enterprises Incorporated................       52,075
                                                                ------------

             Biotechnology Research & Development Industry
             -- 0.10%
      800    Biogen Idec Incorporated..........................       35,744
                                                                ------------

             Business Services (Other) Industry -- 0.07%
    1,300    Convergys Corporation.............................       26,845
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Chemical (Diversified) Industry -- 0.73%
    2,700    Air Products and Chemicals Incorporated...........      179,199
    1,400    Millipore Corporation.............................       85,820
                                                                ------------
                                                                     265,019
                                                                ------------

             Chemical (Specialty) Industry -- 0.51%
    2,600    Praxair Incorporated..............................      153,816
      400    Sigma Aldrich Corporation.........................       30,268
                                                                ------------
                                                                     184,084
                                                                ------------

             Communication Services (Diversified) Industry
             -- 0.69%
      638    Embarq Corporation................................       30,860
   12,775    Sprint Nextel Corporation.........................      219,091
                                                                ------------
                                                                     249,951
                                                                ------------

             Computer Integrated Systems Design Industry
             -- 0.08%
      600    Fiserv Inc. Company...............................       28,254
                                                                ------------

             Computer & Peripherals Industry -- 3.32%
    3,200    3Com Corporation..................................       14,112
    4,000    Apple Computer Incorporated.......................      307,920
   10,500    Dell Inc. ........................................      239,820
    7,400    EMC Corporation/Mass..............................       88,652
   10,100    Hewlett Packard Company...........................      370,569
    1,800    Ingram Micro Inc..................................       34,488
      124    MIPS Technologies, Inc............................          837
   11,200    Sun Microsystems Incorporated.....................       55,440
    6,125    Symbol Technologies Inc...........................       91,018
                                                                ------------
                                                                   1,202,856
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Computer Networks Industry -- 0.18%
    1,200    Comverse Technology Incorporated..................       25,728
    1,100    Network Appliance Inc. ...........................       40,711
                                                                ------------
                                                                      66,439
                                                                ------------

             Computer Software & Services Industry -- 6.78%
    1,600    Adobe Sys Incorporated............................       59,936
    2,600    Automatic Data Processing Incorporated............      123,084
    3,750    CA Incorporated...................................       88,837
      314    Ciena Corporation.................................        8,557
      400    Citrix Systems Incorporated.......................       14,484
    3,000    Compuware Corporation.............................       23,370
    3,685    First Data Corporation............................      154,770
   52,600    Microsoft Corporation.............................    1,438,610
    1,800    Nvidia Corp.......................................       53,262
   27,529    Oracle Corporation................................      488,364
                                                                ------------
                                                                   2,453,274
                                                                ------------

             Consumer & Business Services Industry -- 0.25%
    1,500    Paychex Inc.......................................       55,275
      200    Reynolds & Reynolds Class A.......................        7,902
      800    Robert Half Intl Inc. ............................       27,176
                                                                ------------
                                                                      90,353
                                                                ------------

             Computer Related Business Services (Not
             Elsewhere) Industry --0.00%
             Adaptec
      300    Inc.......................................            1,323
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)


             Diversified Company Industry -- 0.58%
    2,100    Hillenbrand Industries............................      119,658
    2,500    Service Corporation International.................       23,350
    1,700    Thermo Electron Corporation.......................       66,861
                                                                ------------
                                                                     209,869
                                                                ------------

             Drug Industry -- 3.90%
    3,200    AmerisourceBergen Corp............................      144,640
    4,600    Amgen Incorporated................................      329,038
    4,400    Eli Lilly and Company.............................      250,800
    4,200    Forest Labs Inc...................................      212,562
      700    Genzyme Corporation - General Division............       47,229
      200    Indevus Pharmaceuticals...........................        1,184
    1,049    Medco Health Solutions, Inc. .....................       63,055
    8,700    Merck and Company Incorporated....................      364,530
                                                                ------------
                                                                   1,413,038
                                                                ------------

             Drugstore Industry -- 1.55%
    2,200    Longs Drugstores Corporation......................      101,222
      800    Rite Aid Corporation..............................        3,632
   10,300    Walgreen Company..................................      457,217
                                                                ------------
                                                                     562,071
                                                                ------------

             Electric Utility (West) Industry -- 0.44%
    7,000    Puget Energy Inc. ................................      159,110
                                                                ------------

             Electrical Equipment Industry -- 1.11%
    1,600    Avnet Inc.........................................       31,392
    2,300    Corning Incorporated..............................       56,143
    1,800    Emerson Electric Company..........................      150,948

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Electrical Equipment Industry (Continued)
    1,600    Grainger, WW Incorporated.........................      107,232
    1,600    Maxim Integrated Products.........................       44,928
      600    Qlogic Corp.......................................       11,340
                                                                ------------
                                                                     401,983
                                                                ------------

             Electric and Other Utility Services Combined
             Industry -- 0.08%
    2,100    Sierra Pacific Resources, Incorporated............       30,114
                                                                ------------

             Electronics Industry - 0.12%
      900    Thomas and Betts Corporation......................       42,939
                                                                ------------

             Entertainment Industry -- 0.08%
      800    Univision Communications..........................       27,472
                                                                ------------

             Environmental Industry -- 0.56%
    7,200    AutoNation Incorporated...........................      150,480
    1,000    Flowserve Corp....................................       50,590
                                                                ------------
                                                                     201,070
                                                                ------------

             Financial Services Industry -- 5.28%
    7,800    American Express Company..........................      437,424
    1,560    Ameriprise Financial Inc..........................       73,164
    1,700    Deluxe Corporation................................       29,070
    3,400    Franklin Resources Incorporated...................      359,550
    2,000    H&R Block Incorporated............................       43,480
      900    Janus Capital.....................................       17,748
    6,040    Morgan Stanley....................................      440,376
      800    Price T Rowe......................................       38,280

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Financial Services Industry (Continued)
    2,100    Prudential Financial..............................      160,125
   17,550    Schwab (Chas) Corporation.........................      314,321
                                                                ------------
                                                                   1,913,538
                                                                ------------

             Food Processing Industry -- 2.86%
    1,100    Campbell Soup.....................................       40,150
    4,400    General Mills Incorporated........................      249,040
    3,100    Kellogg Company...................................      153,512
    8,800    The Hershey Company...............................      470,360
    2,100    Wm Wrigley Jr Company.............................       96,726
      525    Wrigley William Jr. Class B.......................       24,150
                                                                ------------
                                                                   1,033,938
                                                                ------------

             Food Wholesalers Industry -- 1.12%
      300    Supervalu Incorporated............................        8,895
   11,900    Sysco Corporation.................................      398,055
                                                                ------------
                                                                     406,950
                                                                ------------

             Foreign Telecommunication Industry -- 0.07%
   10,400    Nortel Networks Corporation.......................       23,920
                                                                ------------

             Furniture/Home Furnishings Industry -- 0.10%
    1,400    Leggett & Platt...................................       35,042
                                                                ------------

             Healthcare Info Systems Industry -- 0.52%
    3,600    McKesson HBOC Incorporated........................      189,792
                                                                ------------

             Healthcare Plans Industry -- 0.32%
    1,500    WellPoint Incorporated............................      115,575
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Heavy Construction Industry -- 0.14%
    3,200    Global Industries Ltd.............................       49,792
                                                                ------------

             Home Appliance Industry -- 0.09%
      400    Whirlpool Corporation.............................       33,644
                                                                ------------

             Homebuilding Industry -- 0.08%
    1,200    D.R. Horton Inc...................................       28,740
                                                                ------------

             Household Products Industry -- 1.06%
    1,982    Newell Rubbermaid Incorporated....................       56,130
    5,300    Procter & Gamble Company..........................      328,494
                                                                ------------
                                                                     384,624
                                                                ------------

             Independent Oil & Gas Industry -- 0.27%
      700    EOG Resources.....................................       45,535
    1,200    XTO Energy Incorporated...........................       50,556
                                                                ------------
                                                                      96,091
                                                                ------------

             Industrial Services Industry -- 0.10%
    1,200    Nabors Inds Inc...................................       35,700
                                                                ------------

             Insurance (Diversified) Industry -- 4.58%
   11,773    American International Group......................      780,079
    2,008    Lincoln National Corporation......................      124,657
    8,000    Lowe's Companies Incorporated.....................      224,480
      600    MBIA Inc .........................................       36,864
    1,500    MGIC Investment Corporation.......................       89,955
    2,400    Marsh and Mclennan Companies......................       67,560

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Insurance (Diversified) Industry (Continued)
    4,213    St. Paul Travelers Companies......................      197,547
    7,000    UnumProvident Corporation.........................      135,730
                                                                ------------
                                                                   1,656,872
                                                                ------------

             Insurance (Life) Industry -- 0.25%
    2,000    AFLAC Incorporated................................       91,520
                                                                ------------

             Insurance (Property/Casualty) Industry -- 2.32%
    4,400    Allstate Corporation..............................      276,012
    1,100    American National Insurance.......................      127,490
    1,800    Chubb Corporation.................................       93,528
      661    Cincinnati Financial..............................       31,807
    1,400    Hartford Financial Services Group.................      121,450
    6,000    Progressive Corporation...........................      147,240
      700    Safeco Corporation................................       41,251
                                                                ------------
                                                                     838,778
                                                                ------------

             Internet Auction Industry -- 0.27%
    3,400    EBay Incorporated.................................       96,424
                                                                ------------

             Internet Software & Services Industry --  0.24%
    4,149    Symantec Corporation..............................       88,291
                                                                ------------

             Machinery Industry - 0.23%
      200    Snap On Incorporated..............................        8,910
    1,500    Stanley Works.....................................       74,775
                                                                ------------
                                                                      83,685
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Machinery (Construction & Mining) Industry --
             0.78%
    1,600    Caterpillar Incorporated..........................      105,280
    2,100    Deere and Company.................................      176,211
                                                                ------------
                                                                     281,491
                                                                ------------

             Management Services Industry -- 0.02%
      338    Gartner Incorporated..............................        5,945
                                                                ------------

             Manufacturing (Communication/Industrial
             Products) Industry -- 0.03%
    4,700    JDS Uniphase......................................       10,293
                                                                ------------

             Manufacturing (General Electronics) Industry
             --0.46%
    2,100    American Power Conversion.........................       46,116
    3,125    Molex Incorporated................................      121,781
                                                                ------------
                                                                     167,897
                                                                ------------

             Manufacturing (General) Industry -- 0.36%
    1,800    Diebold, Inc......................................       78,354
      900    Lexmark International.............................       51,894
                                                                ------------
                                                                     130,248
                                                                ------------

             Medical - Clinical Supplies & Services
             Industry -- 0.21%
      400    Laboratory Corp...................................       26,228
      800    Quest Diagnostics Incorporated....................       48,928
                                                                ------------
                                                                      75,156
                                                                ------------

             Medical Supplies Industry -- 4.43%
    8,100    Abbott Laboratories...............................      393,336
    2,200    Baxter International Incorporated.................      100,012

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Medical Supplies Industry (Continued)
      700    Becton Dickinson and Company......................       49,469
    3,475    Biomet, Incorporated..............................      111,860
    6,479    Boston Scientific Corporation.....................       95,825
      500    Cardinal Health Incorporated......................       32,870
    7,600    Medtronic Incorporated............................      352,944
    9,400    Stryker Corporation...............................      466,146
      116    Viasys Healthcare, Inc. ..........................        3,160
                                                                ------------
                                                                   1,605,622
                                                                ------------

             Metal Fabricating Industry -- 1.17%
    9,400    Illinois Tool Works Incorporated..................      422,060
                                                                ------------

             Natural Gas (Distribution) Industry -- 0.40%
    4,600    WGL Holdings......................................      144,164
                                                                ------------

             Natural Gas (Diversified) Industry - 0.62%
    5,500    Keyspan Corporation...............................      226,270
                                                                ------------

             Newspaper Industry -- 0.50%
    2,500    Gannett Incorporated..............................      142,075
    1,190    Tribune Company...................................       38,937
                                                                     181,012
                                                                ------------

             Office Equipment & Supplies Industry -- 0.97%
    2,300    Ikon Office Solutions Incorporated................       30,912
    1,000    Office Depot Incorporated.........................       39,700
    5,000    Pitney Bowes Incorporated.........................      221,850
    1,050    Staples Incorporated..............................       25,547
    2,100    Xerox Corporation.................................       32,676
                                                                ------------
                                                                     350,685
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Oil Exploration Industry -- 0.02%
      212    Cimarex Energy Co.................................        7,460
                                                                ------------

             Oil and Gas Refining & Marketing Industry
             -- 0.10%
      900    Hess Corporation..................................       37,278
                                                                ------------

             Oil & Gas Equipment & Services Industry
             -- 0.05%
      400    Cameron International Corporation.................       19,324
                                                                ------------

             Oilfield Services/Equipment Industry -- 1.42%
    1,200    Baker Hughes Incorporated.........................       81,840
      400    Ensco International Incorporated..................       17,532
    1,266    Global Santa Fe Corporation.......................       63,288
    3,400    Halliburton Company...............................       96,730
      800    Helmerich and Payne Incorporated..................       18,424
      595    National-Oil Well Incorporated....................       34,837
      600    Noble Corporation.................................       38,508
      700    Rowan Companies Incorporated......................       22,141
    1,936    Transocean Inc. ..................................      141,773
                                                                ------------
                                                                     515,073
                                                                ------------

             Packaging & Container Industry -- 1.05%
    3,100    Aptargroup Inc. ..................................      157,728
    1,800    Bemis Company Incorporated........................       59,148
    2,700    Sealed Air Corporation............................      146,124
      550    Sonoco Products Company...........................       18,502
                                                                ------------
                                                                     381,502
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Paper & Forest Products Industry -- 0.16%
       48    Kadant, Inc.......................................        1,179
    1,700    Plum Creek Timber.................................       57,868
                                                                ------------
                                                                      59,047
                                                                ------------

             Petroleum (Integrated) Industry -- 2.01%
    9,516    Devon Energy Corporation..........................      600,935
    2,400    Murphy Oil Corporation............................      114,120
      200    Sunoco Incorporated...............................       12,438
                                                                ------------
                                                                     727,493
                                                                ------------

             Petroleum (Producing) Industry -- 1.63%
   11,328    Anadarko Petroleum Corporation....................      496,506
    1,100    Apache Corporation................................       69,520
      600    Pogo Producing Company............................       24,570
                                                                ------------
                                                                     590,596
                                                                ------------

             Pharmaceutical Research and Development
             Industry -- 0.19%
      700    Gilead Sciences Inc. .............................       48,139
      580    Hospira Incorporated..............................       22,197
                                                                ------------
                                                                      70,336
                                                                ------------

             Publishing Industry -- 0.32%
    2,000    Mcgraw Hill Company Incorporated..................      116,060
                                                                ------------


             Railroad Industry -- 0.93%
    4,600    CSX Corp..........................................      151,018
    4,200    Norfolk Southern Corporation......................      185,010
                                                                ------------
                                                                     336,028
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Real Estate Investment Trust Industry -- 0.58%
    5,300    Equity Office Properties..........................      210,728
                                                                ------------

             Real Estate (Other) Industry -- 1.31%
    8,600    AMB Property......................................      473,946
                                                                ------------

             Recreation Industry -- 0.03%
    2,000    Six Flags Inc.....................................       10,460
                                                                ------------

             Rental & Leasing Industry -- 0.08%
    1,200    United Rentals....................................       27,900
                                                                ------------

             Restaurant Industry -- 0.19%
      700    Darden Restaurants Inc. ..........................       29,729
    1,000    McDonalds Corporation.............................       39,120
                                                                ------------
                                                                      68,849
                                                                ------------

             Retail (Special Lines) Industry -- 0.10%
    1,100    Tiffany & Co .....................................       36,520
                                                                ------------

             Retail Building Supply Industry -- 1.24%
   12,400    Home Depot Incorporated...........................      449,748
                                                                ------------

             Retail (Televisions, Radios, and Electronics)
             Industry -- 0.42%
    1,575    Best Buy..........................................       84,357
    2,500    Circuit City Corporation..........................       62,775
      200    RadioShack Corporation............................        3,860
                                                                ------------
                                                                     150,992
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Retail Store Industry -- 1.85%
    1,400    American Eagle Outfitters, Incorporated...........       61,362
      800    BJ's Wholesale Club Incorporated..................       23,344
    4,300    Borders Group, Incorporated.......................       87,720
    3,200    CVS Corporation...................................      102,784
    2,176    Dollar General....................................       29,659
    8,400    Federated Department Stores.......................      362,964
      100    Foot Locker Inc. .................................        2,525
                                                                ------------
                                                                     670,358
                                                                ------------

             Securities Brokerage Industry -- 0.92%
    4,200    Merrill Lynch and Company Incorporated............      328,524
       87    Piper Jaffray Companies...........................        5,274
                                                                ------------
                                                                     333,798
                                                                ------------

             Semiconductor Industry -- 2.30%
    1,800    Altera Corporation................................       33,084
    2,200    Analog Devices Incorporated.......................       64,658
    1,800    Broadcom Corp.....................................       54,612
   21,500    Intel Corporation.................................      442,255
    1,800    LSI Logic.........................................       14,796
    2,200    Micron Technology Incorporated....................       38,280
    1,800    National Semiconductor Company....................       42,354
    3,300    Texas Instruments.................................      109,725
    1,500    Xilinx Inc........................................       32,925
                                                                ------------
                                                                     832,689
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Semiconductor Capital Equipment Industry --
             0.44%
    5,900    Applied Materials Incorporated....................      104,607
    1,000    KLA-Tencor Corporation............................       44,470
      400    Novellus Systems Incorporated.....................       11,064
                                                                ------------
                                                                     160,141
                                                                ------------

             Specialty Eateries Industry -- 0.13%
    1,400    Starbucks Corporation.............................       47,670
                                                                ------------
             Steel (General) Industry -- 0.02%
      400    Worthington Industries Incorporated...............        6,824
                                                                ------------

             Telecommunication Equipment Industry -- 1.64%
      200    ADC Telecommunications............................        3,002
      111    Agilent Technologies Inc. ........................        3,629
      300    Andrew Corporation................................        2,775
   24,700    Cisco Systems Incorporated........................      567,606
    1,400    Tellabs Incorporated..............................       15,344
                                                                ------------
                                                                     592,356
                                                                ------------

             Telecommunication Services Industry -- 3.72%
   19,813    A T & T Corporation...............................      645,111
    1,800    Alltel Corporation................................       99,900
   10,700    Bellsouth Corporation.............................      457,425
    3,200    Verizon Communications............................      118,816
    1,861    Windstream Corp...................................       24,547
                                                                ------------
                                                                   1,345,799
                                                                ------------

                         PRINCIPLED EQUITY MARKET FUND

                            SCHEDULE OF INVESTMENTS
                               SEPTEMBER 29, 2006
                                  (Unaudited)

                                  (Continued)

                                                                   Value
  Quantity                                                        (Note 1)

             Thrift Industry -- 2.50%
    4,300    Federal Home Loan Mortgage Association............      285,219
   11,100    Federal National Mortgage Association.............      620,601
                                                                ------------
                                                                     905,820
                                                                ------------

             Toiletries/Cosmetics Industry -- 0.53%
    6,200    Avon Products Incorporated........................      190,092
                                                                ------------

             Transportation Industry -- 0.54%
    3,100    Harley-Davidson Inc...............................      194,525
                                                                ------------

             Transportation Services (Not Elsewhere
             Classified) Industry -- 1.39%
    1,278    Sabre Holdings Corporation........................       29,892
    6,600    United Parcel Service.............................      474,804
                                                                ------------
                                                                     504,696
                                                                ------------


             COMMON STOCK - Total..............................   35,202,238
                                                                ------------

             CASH, RECEIVABLES & LIABILITIES -2.78%.............   1,005,411
                                                                ------------


             TOTAL PORTFOLIO................................... $ 36,207,649
                                                                ------------

CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.